Subsequent events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent events

18. Subsequent events

The Board of Directors of the Company has approved a termination of the license and distribution agreement for Ragnarok Online II with GungHo Online Entertainment Inc. (“GungHo”). Gravity and GungHo entered into the license and distribution agreement on September 29, 2006, which granted GungHo the exclusive right to service Ragnarok Online II in Japan. However, Ragnarok Online II has not yet been launched in Japan and has had limited success in certain jurisdictions where the game has been launched. Therefore, in relation to Ragnarok Online II in Japan, after discussions with GungHo and due consideration, Board of Directors of the Company unanimously approved the termination of the license agreement with GungHo. In February 2016, the agreement was terminated and as part of the termination, $5,000 thousand in initial payments received from GungHo, which were recorded as long-term deferred revenue as of December 31, 2015, will be refunded in four equal payments by the end of the December 2017. This termination has no impact on the Company’s financial operation for the year ended December 31, 2015.